Income taxes - Summary Of Reconciliation Of Income Tax Expense Calculated At Statutory Rate And Recognized In Profit Or Loss Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Net income (loss) before tax	€ 23,824	€ 22,125	[1]	€ (10,245)	[1]
Applicable tax rate	14.50%	14.50%		9.00%
Tax benefit (expense) applying the Company tax rate	€ (3,454)	€ (3,208)		€ 922
Effect of tax losses and tax offsets not recognized as deferred tax assets	(6,327)	744		2,613
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	5,145	204		1,680
Changes in estimates related to prior years	(2,051)	(1,077)		(4,450)
Effect of non-deductible expenses	(4,132)	(4,527)		(147)
Effect of difference to the Group tax rate	555	935		610
Effects of changes in tax rate (deferred tax rate)	0	0		3,973
Other effects	(773)	(389)		(291)
Tax step up	0	0		17,000
Income tax benefit (expense)	€ (11,037)	€ (7,319)	[1]	€ 21,910	[1]
Effective tax rate	46.30%	33.10%		213.90%

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.